UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Maxim Series Fund, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

MAXIM SERIES FUND, INC.

Maxim Loomis Sayles Bond Portfolio

Semi-Annual Report

June 30, 2010

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. (the “Fund”). Such offering is made only by the prospectus(es) of the Fund, which include details as to offering price and other information.

MAXIM SERIES FUND, INC.
Financial Reports for the Six Months Ended June 30, 2010
Maxim Loomis Sayles Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2010
UNAUDITED

ASSETS:
Investments in securities, market value (including $17,368,565 of securities on loan) (1)	$361,095,939
Cash	59,017
Cash denominated in foreign currencies (2)	129,706
Dividends and interest receivable	4,061,069
Subscriptions receivable	1,368,246
Receivable for investments sold	4,050,432

Total assets	370,764,409

LIABILITIES:
Due to investment adviser	285,036
Payable upon return of securities loaned	17,820,878
Redemptions payable	3,782,476
Payable for investments purchased	70,398

Total liabilities	21,958,788

NET ASSETS	$348,805,621

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$2,958,986
Additional paid-in capital	341,771,921
Net unrealized appreciation on investments	9,100,254
Undistributed net investment income	1,455,852
Accumulated net realized loss on investments	(6,481,392)

NET ASSETS	$348,805,621

NET ASSET VALUE PER OUTSTANDING SHARE	$11.79
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	100,000,000
Outstanding	29,589,858

(1) Cost of investments in securities	$351,992,736
(2) Cost of cash denominated in foreign currencies	132,655

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2010
UNAUDITED

INVESTMENT INCOME:
Interest	$11,051,508
Income from securities lending	9,656
Dividends	225,283

Total income	11,286,447

EXPENSES:
Management fees	1,604,938

NET INVESTMENT INCOME	9,681,509

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments and foreign currency transactions	2,548,749
Change in net unrealized appreciation on investments and foreign currency transactions	1,521,139

Net realized and unrealized gain on investments and foreign currency transactions	4,069,888

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,751,397

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2010 AND YEAR ENDED DECEMBER 31, 2009

	2010	2009
	UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$9,681,509	$20,148,757
Net realized gain (loss) on investments	2,548,749	(7,724,867)
Change in net unrealized appreciation on investments	1,521,139	95,279,081

Net increase in net assets resulting from operations	13,751,397	107,702,971

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,361,119)	(20,402,239)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	92,405,943	156,713,350
Reinvestment of distributions	9,361,119	20,402,239
Redemptions of shares	(125,637,832)	(181,375,941)

Net decrease in net assets resulting from share transactions	(23,870,770)	(4,260,352)

Total increase (decrease) in net assets	(19,480,492)	83,040,380

NET ASSETS:
Beginning of period	368,286,113	285,245,733

End of period (1)	$348,805,621	$368,286,113

OTHER INFORMATION:

SHARES:
Sold	7,659,934	14,977,018
Issued in reinvestment of distributions	788,637	1,856,969
Redeemed	(10,487,450)	(17,225,320)

Net decrease	(2,038,879)	(391,333)

(1) Including undistributed net investment income	$1,455,852	$1,135,462

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$11.64		$8.91	$12.55	$12.58	$11.95	$12.35

Income from Investment Operations

Net investment income	0.33		0.65	0.93	0.92	0.67	0.84
Net realized and unrealized gain (loss)	0.14		2.71	(3.60)	0.08	0.63	(0.39)

Total Income (Loss) From
Investment Operations	0.47		3.36	(2.67)	1.00	1.30	0.45

Less Distributions

From net investment income	(0.32)		(0.63)	(0.91)	(0.92)	(0.67)	(0.85)
From net realized gains				(0.06)	(0.11)

Total Distributions	(0.32)		(0.63)	(0.97)	(1.03)	(0.67)	(0.85)

Net Asset Value, End of Period	$11.79		$11.64	$8.91	$12.55	$12.58	$11.95

Total Return ±	4.06%	^	38.46%	(21.74%)	8.10%	11.10%	3.71%

Net Assets, End of Period ($000)	$348,806		$368,286	$285,246	$389,403	$340,080	$293,374

Ratio of Expenses to Average Net Assets	0.90%	*	0.90%	0.90%	0.90%	0.90%	0.90%

Ratio of Net Investment Income to
Average Net Assets	5.43%	*	6.03%	6.24%	5.67%	5.31%	5.06%

Portfolio Turnover Rate	5.17%	^	28.54%	27.70%	28.34%	36.73%	38.48%

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2010
UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  The Fund presently consists of fifty-four portfolios.  Interests in the Maxim Loomis Sayles Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund.  The investment objective of the Portfolio is to seek high total investment return through a combination of current income and capital appreciation.  The Portfolio is diversified as defined in the 1940 Act.  The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.  The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

For fixed income securities, factors used in the determination of fair value may include, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing.  Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios.  Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.  The prices of the majority of Level 3 securities were obtained from single broker quotes.

As of June 30, 2010, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Bonds
Corporate		-		221,972,333		3,189,697		225,162,030
Foreign government		-		63,067,976		-		63,067,976
Obligations of US states and
their subdivisions		-		4,538,457		-		4,538,457
Other debt		-		22,313,653		703,742		23,017,395
Common Stock
Biotechnology		2,674,178		-		-		2,674,178
Containers		688,467		-		-		688,467
Electronic instruments &
equipment		834,616		-		-		834,616
Oil & gas		880,047		-		-		880,047
Unit investment trust		188,136		-		-		188,136
Preferred Stock
Agency		-		7,486		-		7,486
Electric companies		929,280		244,716		-		1,173,996
Financial services		-		1,846,439		-		1,846,439
Household goods		-		1,092,875		-		1,092,875
Oil & gas		-		285,446		-		285,446
Personal loans		-		1,625,157		-		1,625,157
Real estate		-		39,375		-		39,375
Telephone &
telecommunications		-		770,400		-		770,400
Utilities		20,340		17,970		-		38,310
Short-term Investments		17,820,878		14,870,000		-		32,690,878
Other Financial Instruments*		-		-		474,275		474,275
Total		$24,035,942		$332,692,283		$4,367,714		$361,095,939

*Other financial instruments consist of warrants. Warrants are reported at their market value as of June 30, 2010.

The following is a reconciliation of change in Level 3 assets during the six months ended June 30, 2010:

Description	Bonds	Other Financial Instruments*	Total
Beginning Balance, January 1, 2010	$10,898,000	$41	$10,898,041
Total realized gain (or losses)^	-	-	-
Total unrealized gain (or losses) relating to instruments not held at reporting date§	37,128	474,234	511,362
Total unrealized gain (or losses) relating to instruments still held at reporting date§	187,154	-	187,154
Purchases, sales and corporate actions	(279,908)	-	(279,908)
Transfers into (out of) Level 3	(6,948,935)	-	(6,948,935)
Ending Balance, June 30, 2010	$3,893,439	$474,275	$4,367,714

*Other financial instruments consist of warrants.  Warrants are reported at their market value as of June 30, 2010.
^Included in Net realized gain on investments on the Statement of Operations.
§	Included in Change in net unrealized appreciation on investments on the Statement of Operations.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2010 were $34,443,883, $37,872,334 and 10.86%, respectively.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.  Aggregate cost, fair value and percent of net assets of these illiquid securities held at June 30, 2010 were $21,926,493, $20,032,169 and 5.74%, respectively.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars.  Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate.  Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually.  Income dividends are reinvested in additional shares at net asset value.  Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).  The cost of investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders.  Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements.  Accordingly, no provision for federal income or excise taxes has been made.  The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2006 through December 31, 2009.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06).  ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers.  In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity.  ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010.  The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and will adopt the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011.  The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A.  As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.90% of the average daily net assets of the Portfolio.   The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio.  FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

The total compensation paid to the independent directors with respect to all fifty-four portfolios for which they serve as Directors was $130,500 for the six months ended June 30, 2010. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries.  No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2010, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $17,812,595 and $53,275,944, respectively.  For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $0 and $394,653, respectively.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2010, the U.S. Federal income tax cost basis was $352,049,638.  The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $20,403,274 and gross depreciation of securities in which there was an excess of tax cost over value of $11,356,973 resulting in net appreciation of $9,046,301.

5.         SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian.  Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions.  In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest.  Cash collateral is invested in securities approved by the Board of Directors.  On the Statement of Assets and Liabilities the security purchased with cash collateral is included in Investments in securities, while the corresponding liability appears as Payable upon return of securities loaned.  The security is also included in the Schedule of Investments.  As of June 30, 2010 the Portfolio had securities on loan valued at $17,368,565 and received collateral of $17,820,878 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities.  The Portfolio also continues to receive interest or dividends on the securities loaned.  The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.  The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

7.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to the date of the Statement of Assets and Liabilities, including the estimates inherent in the process of preparing these financial statements, through the issuance date of the financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO

SUMMARY OF INVESTMENTS BY MOODY'S RATING
JUNE 30, 2010

% of Portfolio
Moody's Rating	Investments
AAA	26.84%
AA	3.28%
A	4.70%
BAA	18.84%
BA	14.64%
B	10.36%
C	7.45%
Withdrawn Rating	0.72%
Not Rated	4.73%
Short Term Investments (inc Sec Lend Collat)	4.94%
Preferred Stock	1.91%
Common Stock	1.59%
100.00%

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2010
UNAUDITED

BONDS

Par Value ($)		Value ($)

Aerospace & Defense --- 0.41%
1,550,000	Bombardier Inc	1,443,216
	7.35% December 22, 2026
		$1,443,216

Agriculture --- 0.31%
1,055,000	Corn Products International Inc	1,101,755
	6.63% April 15, 2037
		$1,101,755

Air Freight --- 0.87%
913,951	Atlas Air Worldwide Holdings Inc *	703,743
	8.77% January 2, 2011
338,716	Atlas Air Worldwide Holdings Inc	326,861
	9.06% January 2, 2014
1,170,378	Atlas Air Worldwide Holdings Inc	1,100,155
	7.68% January 2, 2014
1,058,742	Atlas Air Worldwide Holdings Inc	894,637
	7.63% January 2, 2015
		$3,025,396

Airlines --- 2.57%
30,097	American Airlines Inc	29,119
	8.04% September 16, 2011
965,000	AMR Corp	919,163
	6.25% October 15, 2014
508,940	Continental Airlines Inc	478,403
	7.37% December 15, 2015
67,581	Continental Airlines Inc	65,553
	8.31% October 2, 2019
997,883	Delta Air Lines Inc †	987,904
	8.95% August 10, 2014
475,119	Delta Air Lines Inc	494,124
	9.75% December 17, 2016
600,000	Delta Air Lines Inc ‡	630,000
	9.50% September 15, 2014
1,272,473	Delta Air Lines Inc	1,256,567
	6.82% August 10, 2022
705,000	Qantas Airways Ltd ‡	730,598
	6.05% April 15, 2016
471,447	UAL	433,732
	6.64% January 2, 2024
2,738,412	United Air Lines Inc	2,943,793
	10.40% November 1, 2016
		$8,968,956

Automobiles --- 2.24%
1,760,000	Ford Motor Co	1,346,400
	6.38% February 1, 2029
750,000	Ford Motor Co	592,500
	6.63% October 1, 2028
1,475,000	Ford Motor Co	1,838,219
	4.25% November 15, 2016
3,795,000	Ford Motor Co †	3,424,987
	7.45% July 16, 2031
265,000	Ford Motor Co	226,575
	7.50% August 1, 2026
245,000	Ford Motor Co	203,350
	7.13% November 15, 2025
155,000	Ford Motor Co †	142,600
	6.50% August 1, 2018
50,000	Ford Motor Co	39,250
	6.63% February 15, 2028
		$7,813,881

Banks --- 1.42%
2,045,000	AgriBank FCB ~ ‡	2,422,059
	9.13% July 15, 2019
1,830,000	BAC Capital Trust VI	1,541,788
	5.63% March 8, 2035
1,000,000	Keycorp Capital III	989,781
	7.75% July 15, 2029
		$4,953,628

Biotechnology --- 0.18%
289,000	Affymetrix Inc	269,854
	3.50% January 15, 2038
250,000	Human Genome Sciences Inc	365,625
	2.25% August 15, 2012
		$635,479

Broadcast/Media --- 1.05%
125,000	Clear Channel Communications Inc	118,750
	4.40% May 15, 2011
695,000	Clear Channel Communications Inc †	592,487
	5.00% March 15, 2012
415,000	Clear Channel Communications Inc †	399,438
	6.25% March 15, 2011
40,000	Clear Channel Communications Inc	39,800
	7.65% September 15, 2010
1,120,000	Comcast Corp	1,103,171
	5.65% June 15, 2035
120,000	Historic TW Inc	132,068
	6.63% May 15, 2029
81,954	Liberty Media LLC	44,870
	3.50% January 15, 2031
880,000	News America Inc	926,832
	6.20% December 15, 2034
75,000	Time Warner Inc	90,223
	7.63% April 15, 2031
195,000	Viacom Inc	222,324
	6.88% April 30, 2036
		$3,669,963

Building Materials --- 0.72%
865,000	Owens Corning Inc	860,794
	7.00% December 1, 2036
575,000	Owens Corning Inc	611,794
	6.50% December 1, 2016
1,220,000	USG Corp	1,052,250
	6.30% November 15, 2016
		$2,524,838

Canadian - Federal --- 13.30%
9,700,000	Government of Canada	9,188,006
	2.75% December 1, 2010
11,805,000	Government of Canada	11,080,211
	1.00% September 1, 2011
7,880,000	Government of Canada	8,109,690
	4.25% June 1, 2018
13,645,000	Government of Canada	13,748,182
	5.25% June 1, 2012
4,340,000	Government of Canada	4,257,729
	3.75% June 1, 2012
		$46,383,818

Canadian - Provincial --- 0.74%
2,471,697	Province of Alberta	2,567,264
	5.93% September 16, 2016
		$2,567,264

Chemicals --- 3.29%
3,175,000	Chevron Phillips Chemical Co LLC ‡	4,003,291
	8.25% June 15, 2019
535,000	Hercules Inc	417,300
	6.50% June 30, 2029
480,000	Hexion Specialty Chemicals Inc	345,600
	9.20% March 15, 2021
2,220,000	Hexion Specialty Chemicals Inc	1,520,700
	7.88% February 15, 2023
885,000	Hexion US Finance Corp †	836,325
	9.75% November 15, 2014
3,675,000	Methanex Corp	3,573,423
	6.00% August 15, 2015
750,000	Methanex Corp	776,250
	8.75% August 15, 2012
		$11,472,889

Commercial Mortgage Backed --- 0.13%
500,000	Community Program Loan Trust	469,396
	Series 1987-A Class A5
	4.50% April 1, 2029
		$469,396

Communications - Equipment --- 0.38%
375,000	Motorola Inc	385,104
	6.63% November 15, 2037
325,000	Motorola Inc	327,956
	6.50% November 15, 2028
798,000	Nortel Networks Corp * † @	620,445
	2.13% April 15, 2014
		$1,333,505

Computer Hardware & Systems --- 0.05%
177,000	Maxtor Corp ~	173,460
	5.75% March 1, 2012
		$173,460

Conglomerates --- 0.35%
620,000	Textron Inc †	707,809
	7.25% October 1, 2019
500,000	Textron Inc	518,468
	5.60% December 1, 2017
		$1,226,277

Electric Companies --- 1.40%
1,388,265	Bruce Mansfield Unit ~	1,450,263
	6.85% June 1, 2034
28,000	Commonwealth Edison Co ~	28,085
	4.75% December 1, 2011
1,010,000	Energy Future Holdings Corp	454,500
	6.50% November 15, 2024
1,225,000	Energy Future Holdings Corp	545,125
	6.55% November 15, 2034
395,000	Energy Future Holdings Corp	280,598
	5.55% November 15, 2014
325,000	Quezon Power Philippines Ltd	324,188
	8.86% June 15, 2017
250,000	SP PowerAssets Ltd	180,126
	3.73% October 22, 2010
455,000	White Pine Hydro LLC ~ ‡	446,314
	6.96% July 10, 2037
300,000	White Pine Hydro LLC ~ ‡	306,288
	6.31% July 10, 2017
1,000,000	White Pine Hydro Portfolio LLC ~ ‡	884,510
	7.26% July 20, 2015
		$4,899,997

Electronic Instruments & Equipment --- 1.24%
1,500,000	Agilent Technologies Inc	1,656,681
	6.50% November 1, 2017
1,220,000	Avnet Inc	1,321,907
	5.88% March 15, 2014
245,000	Avnet Inc	272,791
	6.63% September 15, 2016
950,000	Corning Inc	1,063,478
	7.25% August 15, 2036
		$4,314,857

Electronics - Semiconductor --- 2.29%
325,000	Freescale Semiconductor Inc †	296,563
	8.88% December 15, 2014
6,090,000	Intel Corp † ‡	6,858,862
	3.25% August 1, 2039
60,000	Intel Corp	57,000
	2.95% December 15, 2035
610,000	Kulicke & Soffa Industries Inc	568,825
	0.88% June 1, 2012
230,000	Micron Technology Inc	202,112
	1.88% June 1, 2014
		$7,983,362

Financial Services --- 4.54%
1,000,000	Associates Corp of North America	1,023,640
	6.95% November 1, 2018
962,313	CIT Group Inc	878,111
	7.00% May 1, 2016
1,347,243	CIT Group Inc	1,212,519
	7.00% May 1, 2017
577,386	CIT Group Inc	532,639
	7.00% May 1, 2015
384,922	CIT Group Inc	368,563
	7.00% May 1, 2013
577,386	CIT Group Inc	544,186
	7.00% May 1, 2014
360,000	Citigroup Inc	327,200
	6.13% August 25, 2036
100,000	Citigroup Inc §	108,094
	3.63% November 30, 2017
125,000	Citigroup Inc	112,093
	5.88% February 22, 2033
60,000	Citigroup Inc	56,795
	5.85% December 11, 2034
5,255,000	General Electric Capital Corp	3,636,155
	6.50% September 28, 2015
400,000	General Electric Capital Corp	280,054
	6.75% September 26, 2016
552,000	GMAC Inc	507,840
	8.00% December 31, 2018
159,000	GMAC Inc	153,833
	6.75% December 1, 2014
255,000	GMAC Inc	254,362
	7.50% December 31, 2013
979,000	GMAC Inc	903,128
	8.00% November 1, 2031
1,325,000	International Lease Finance Corp ‡	1,255,437
	8.63% September 15, 2015
37,900,127,200	JPMorgan Chase & Co ‡ **	3,684,640
	8.80% April 12, 2012
		$15,839,289

Food & Beverages --- 1.47%
360,000	Albertson's Inc	311,400
	8.00% May 1, 2031
755,000	Albertson's Inc	551,150
	6.63% June 1, 2028
580,000	Albertson's Inc	481,400
	7.75% June 15, 2026
4,545,000	Albertson's Inc	3,772,350
	7.45% August 1, 2029
		$5,116,300

Foreign Banks --- 1.25%
3,020,000,000	Barclays Financial LLC ‡	2,474,227
	4.06% September 16, 2010
17,433,642,500	JPMorgan Chase London ‡ **	1,880,672
	12.24% October 21, 2010
		$4,354,899

Foreign Governments --- 5.83%
4,290,000	Government of Australia	3,644,041
	7.00% December 1, 2010
2,000,000	Government of Australia	1,720,239
	6.00% May 1, 2012
2,935,000	Government of Australia	2,502,354
	6.00% June 14, 2011
80,000,000	Government of Mexico	6,588,392
	8.00% December 7, 2023
28,530,000	Government of Norway	4,766,087
	4.25% May 19, 2017
1,280,000	Government of Norway	219,005
	5.00% May 15, 2015
5,185,000	Government of Norway	888,082
	6.50% May 15, 2013
		$20,328,200

Gold, Metals & Mining --- 0.11%
255,000	Alcoa Inc	242,213
	6.75% January 15, 2028
140,000	Alcoa Inc	130,168
	5.87% February 23, 2022
		$372,381

Health Care Related --- 2.99%
725,000	HCA Inc	619,875
	7.50% November 6, 2033
80,000	HCA Inc	78,400
	6.75% July 15, 2013
2,035,000	HCA Inc	1,999,388
	6.25% February 15, 2013
130,000	HCA Inc	121,225
	6.50% February 15, 2016
150,000	HCA Inc	140,062
	6.38% January 15, 2015
45,000	HCA Inc	41,850
	5.75% March 15, 2014
175,000	HCA Inc	149,187
	7.75% July 15, 2036
765,000	HCA Inc	684,675
	7.69% June 15, 2025
150,000	HCA Inc	133,500
	7.19% November 15, 2015
575,000	HCA Inc	534,750
	8.36% April 15, 2024
1,115,000	HCA Inc	981,200
	7.58% September 15, 2025
395,000	HCA Inc	349,575
	7.50% December 15, 2023
2,505,000	HCA Inc	2,129,250
	7.05% December 1, 2027
2,410,000	Owens & Minor Inc ~	2,427,070
	6.35% April 15, 2016
55,000	Tenet Healthcare Corp	42,900
	6.88% November 15, 2031
		$10,432,907

Homebuilding --- 2.28%
80,000	K Hovnanian Enterprises Inc †	56,000
	6.25% January 15, 2016
25,000	K Hovnanian Enterprises Inc	18,750
	6.38% December 15, 2014
20,000	K Hovnanian Enterprises Inc	15,400
	6.50% January 15, 2014
1,925,000	Lennar Corp	1,694,000
	5.60% May 31, 2015
3,615,000	Pulte Group Inc	2,638,950
	6.00% February 15, 2035
396,000	Pulte Group Inc	372,240
	5.20% February 15, 2015
695,000	Pulte Group Inc	535,150
	6.38% May 15, 2033
2,665,000	Toll Brothers Finance Corp	2,612,196
	5.15% May 15, 2015
		$7,942,686

Household Goods --- 0.01%
26,000	Dixie Group Inc †	22,880
	7.00% May 15, 2012
		$22,880

Independent Power Producer --- 0.55%
240,000	AES Corp	244,200
	7.75% March 1, 2014
180,000	Dynegy Holdings Inc	119,700
	7.13% May 15, 2018
415,000	Dynegy Holdings Inc	238,625
	7.63% October 15, 2026
2,220,000	NGC Corp Capital Trust I ~	1,309,800
	8.32% June 1, 2027
		$1,912,325

Insurance Related --- 2.33%
280,000	American International Group Inc	250,250
	5.85% January 16, 2018
80,000	American International Group Inc	71,000
	5.45% May 18, 2017
1,175,000	Hanover Insurance Group Inc	1,269,237
	7.50% March 1, 2020
125,000	Marsh & McLennan Cos Inc	116,568
	5.88% August 1, 2033
590,000	MBIA Insurance Corp ‡ §	265,500
	14.00% January 15, 2033
1,600,000	MetLife Inc	1,901,648
	10.75% August 1, 2069
3,005,000	Mutual of Omaha Insurance Co ‡	2,965,196
	6.80% June 15, 2036
725,000	XL Capital Ltd	687,362
	6.25% May 15, 2027
575,000	XL Capital Ltd	593,824
	6.38% November 15, 2024
		$8,120,585

Machinery --- 0.19%
665,000	Toro Co ~	674,559
	6.63% May 1, 2037
		$674,559

Medical Products --- 0.18%
620,000	Boston Scientific Corp	615,553
	6.00% January 15, 2020
		$615,553

Office Equipment & Supplies --- 0.22%
750,000	Xerox Capital Trust I	754,037
	8.00% February 1, 2027
		$754,037

Oil & Gas --- 4.18%
40,000	Allis-Chalmers Energy Inc	34,600
	8.50% March 1, 2017
110,000	Allis-Chalmers Energy Inc	101,475
	9.00% January 15, 2014
995,000	Connacher Oil & Gas Ltd ‡	982,562
	10.25% December 15, 2015
1,200,000	DCP Midstream LLC ‡	1,220,680
	6.45% November 3, 2036
250,000	El Paso Corp	247,078
	7.80% August 1, 2031
2,000,000	El Paso Corp	1,790,592
	6.95% June 1, 2028
210,000	Parker Drilling Co ‡	199,500
	9.13% April 1, 2018
1,500,000	Pioneer Natural Resources Co	1,433,445
	7.20% January 15, 2028
2,750,000	Plains All American Pipeline LP	2,746,527
	6.65% January 15, 2037
1,275,000	Plains All American Pipeline LP	1,383,972
	6.13% January 15, 2017
2,425,000	Questar Market Resources Inc	2,538,153
	6.80% April 1, 2018
845,000	Talisman Energy Inc	901,329
	6.25% February 1, 2038
265,000	Talisman Energy Inc	275,439
	5.85% February 1, 2037
110,000	Weatherford International Ltd	99,679
	6.50% August 1, 2036
575,000	Williams Cos Inc	611,640
	7.50% January 15, 2031
		$14,566,671

Other Asset-Backed --- 0.77%
2,520,000	Citibank Credit Card Issuance Trust	2,692,626
	Series 2008-C6 Class C6
	6.30% June 20, 2014
		$2,692,626

Paper & Forest Products --- 2.43%
120,000	Georgia-Pacific LLC	130,500
	8.88% May 15, 2031
540,000	Georgia-Pacific LLC	572,400
	8.00% January 15, 2024
635,000	Georgia-Pacific LLC	627,062
	7.25% June 1, 2028
5,850,000	Georgia-Pacific LLC	5,908,500
	7.75% November 15, 2029
685,000	Westvaco Corp	716,810
	7.95% February 15, 2031
490,000	Westvaco Corp	517,030
	8.20% January 15, 2030
		$8,472,302

Personal Loans --- 2.76%
2,910,000	American General Finance Corp	2,317,088
	6.90% December 15, 2017
900,000	American General Finance Corp	702,000
	6.50% September 15, 2017
100,000	American General Finance Corp	77,750
	5.40% December 1, 2015
170,000	Ford Motor Credit Co LLC	168,159
	7.00% April 15, 2015
1,245,000	Ford Motor Credit Co LLC	1,269,479
	7.00% October 1, 2013
100,000	SLM Corp	86,005
	5.00% April 15, 2015
3,725,000	SLM Corp	3,437,471
	8.45% June 15, 2018
1,305,000	SLM Corp	1,265,469
	5.38% January 15, 2013
60,000	SLM Corp	59,107
	5.13% August 27, 2012
280,000	SLM Corp	250,422
	5.05% November 14, 2014
		$9,632,950

Pharmaceuticals --- 1.06%
1,735,000	Elan Finance PLC	1,739,337
	8.88% December 1, 2013
565,000	Nektar Therapeutics	541,694
	3.25% September 28, 2012
840,000	Valeant Pharmaceuticals International	1,405,950
	4.00% November 15, 2013
		$3,686,981

Railroads --- 0.95%
2,853,000	CSX Corp	3,057,891
	6.00% October 1, 2036
386,000	Missouri Pacific Railroad Co ~	274,060
	5.00% January 1, 2045
		$3,331,951

Real Estate --- 3.12%
850,000	Camden Property Trust	885,259
	5.70% May 15, 2017
135,000	Duke Realty LP	137,808
	5.95% February 15, 2017
50,000	Equity Residential	52,632
	5.13% March 15, 2016
2,640,000	Highwoods Realty LP	2,633,873
	5.85% March 15, 2017
2,200,000	Highwoods Realty LP	2,365,125
	7.50% April 15, 2018
935,000	Host Hotels & Resorts LP ‡	885,912
	2.63% April 15, 2027
90,000	iStar Financial Inc †	81,000
	5.65% September 15, 2011
375,000	iStar Financial Inc	296,250
	5.95% October 15, 2013
1,565,000	iStar Financial Inc	1,267,650
	8.63% June 1, 2013
60,000	iStar Financial Inc	44,250
	5.70% March 1, 2014
20,000	iStar Financial Inc	14,400
	6.05% April 15, 2015
20,000	iStar Financial Inc †	14,000
	5.88% March 15, 2016
1,905,000	ProLogis †	1,709,738
	1.88% November 15, 2037
395,000	ProLogis	376,349
	6.63% May 15, 2018
60,000	ProLogis	57,540
	5.63% November 15, 2015
50,000	ProLogis	47,591
	5.75% April 1, 2016
		$10,869,377

Retail --- 2.62%
430,000	Dillard's Inc	391,300
	6.63% January 15, 2018
1,070,000	Dillard's Inc	920,200
	7.75% July 15, 2026
500,000	Dillard's Inc	445,000
	7.88% January 1, 2023
850,000	Foot Locker Inc	799,000
	8.50% January 15, 2022
3,259,000	Home Depot Inc	3,340,798
	5.88% December 16, 2036
228,000	JC Penney Corp Inc	215,460
	6.38% October 15, 2036
525,000	Macy's Retail Holdings Inc	493,500
	6.38% March 15, 2037
540,000	Toys R Us Inc †	542,700
	7.88% April 15, 2013
2,125,000	Toys R Us Inc	1,997,500
	7.38% October 15, 2018
		$9,145,458

Specialized Services --- 3.20%
3,630,000	Case New Holland Inc	3,711,675
	7.75% September 1, 2013
1,300,000	DP World Ltd ‡	1,034,133
	6.85% July 2, 2037
605,209	PF Export Receivable Master Trust ‡	629,417
	6.44% June 1, 2015
139,450	Power Receivable Finance LLC ‡	142,203
	6.29% January 1, 2012
1,125,000	Ranhill Labuan Ltd ‡	1,012,500
	12.50% October 26, 2011
880,000	United Rentals North America Inc	855,800
	7.75% November 15, 2013
50,000	United Rentals North America Inc	47,000
	7.00% February 15, 2014
90,000	United Rentals North America Inc	89,100
	1.88% October 15, 2023
150,000	Virgin Media Finance PLC	155,250
	9.13% August 15, 2016
3,285,000	Western Union Co	3,502,720
	6.20% November 17, 2036
		$11,179,798

Supranationals --- 5.49%
17,325,000	Inter-American Development Bank	12,266,593
	6.00% December 15, 2017
9,600,000	International Bank for Reconstruction & Development	6,885,038
	1.43% March 5, 2014
		$19,151,631

Telephone & Telecommunications --- 6.43%
250,000	Alcatel-Lucent USA Inc	165,000
	6.50% January 15, 2028
505,000	Alcatel-Lucent USA Inc	425,462
	2.88% June 15, 2025
4,555,000	Alcatel-Lucent USA Inc	3,006,300
	6.45% March 15, 2029
760,000	AT&T Corp	814,361
	6.50% March 15, 2029
405,000	AT&T Inc	425,220
	6.15% September 15, 2034
35,000	AT&T Inc	38,820
	6.50% September 1, 2037
170,000	Axtel SAB de CV ‡	151,300
	9.00% September 22, 2019
35,000	BellSouth Corp	38,547
	6.55% June 15, 2034
170,000	BellSouth Corp	175,655
	6.00% November 15, 2034
775,000	Embarq Corp	769,129
	8.00% June 1, 2036
995,000	Level 3 Communications Inc ~	963,906
	7.00% March 15, 2015
2,670,000	Level 3 Communications Inc ~ ‡	2,586,563
	7.00% March 15, 2015
1,465,000	Level 3 Communications Inc	1,336,812
	3.50% June 15, 2012
545,000	Nextel Communications Inc	527,969
	6.88% October 31, 2013
1,210,000	Nextel Communications Inc	1,122,275
	5.95% March 15, 2014
445,000	Nextel Communications Inc	422,750
	7.38% August 1, 2015
1,580,000	Nortel Networks Capital Corp * † @	1,058,600
	7.88% June 15, 2026
250,000	Nortel Networks Ltd * @	67,500
	6.88% September 1, 2023
150,000	Qwest Capital Funding Inc	141,000
	7.63% August 3, 2021
3,500,000	Qwest Capital Funding Inc	3,237,500
	7.75% February 15, 2031
500,000	Qwest Corp	480,000
	7.25% September 15, 2025
45,000	Qwest Corp	41,287
	6.88% September 15, 2033
784,000	Sprint Capital Corp	650,720
	6.88% November 15, 2028
380,000	Sprint Capital Corp	343,900
	6.90% May 1, 2019
130,000	Sprint Capital Corp	124,150
	8.75% March 15, 2032
606,000	Sprint Nextel Corp	543,885
	6.00% December 1, 2016
465,000	Telecom Italia Capital SA	416,397
	6.38% November 15, 2033
470,000	Telecom Italia Capital SA	402,665
	6.00% September 30, 2034
1,960,000	US West Capital Funding Inc	1,656,200
	6.88% July 15, 2028
250,000	US West Capital Funding Inc	235,000
	6.50% November 15, 2018
65,000	Verizon Maryland Inc	57,489
	5.13% June 15, 2033
		$22,426,362

Tobacco --- 0.85%
2,235,000	Reynolds American Inc	2,421,372
	6.75% June 15, 2017
545,000	Reynolds American Inc	560,709
	7.25% June 15, 2037
		$2,982,081

Transportation --- 0.31%
1,650,000	APL Ltd ~	1,072,500
	8.00% January 15, 2024
		$1,072,500

U.S. Municipal --- 1.30%
1,855,000	Michigan Tobacco Settlement Finance Authority ~	1,420,188
	7.31% June 1, 2034
4,620,000	Tobacco Settlement Financing Corp ~	3,118,269
	6.71% June 1, 2046
		$4,538,457

Utilities --- 0.17%
920,000	Calpine Corp ‡‡	0
	0.00% July 15, 2010
500,000	EQT Corp	588,177
	8.13% June 1, 2019
		$588,177

TOTAL BONDS --- 90.53%		$315,785,860
(Cost $307,598,378)

COMMON STOCK

Shares		Value ($)

Biotechnology --- 0.77%
81,282	Vertex Pharmaceuticals Inc ††	2,674,178
		$2,674,178

Containers --- 0.20%
26,029	Owens-Illinois Inc ††	688,467
		$688,467

Electronic Instruments & Equipment --- 0.24%
51,679	Corning Inc	834,616
		$834,616

Oil & Gas --- 0.25%
42,007	Chesapeake Energy Corp	880,046
		$880,046

Unit Investment Trust --- 0.05%
21,202	Dreyfus High Yield Strategies Fund	89,260
5,114	DWS High Income Trust	45,515
7,484	Highland Credit Strategies Fund	53,361
		$188,136

TOTAL COMMON STOCK --- 1.51%		$5,265,443
(Cost $5,033,844)

PREFERRED STOCK

Par Value ($)		Value ($)

Agency --- 0.00%
21,700	Fannie Mae Series S	7,486
		$7,486

Electric Companies --- 0.34%
5,650	AES Trust III	244,716
2,255	New York State Electric & Gas Corp	148,830
25,000	Southern California Edison Co	521,250
3,600	Union Electric Co	259,200
		$1,173,996

Financial Services --- 0.53%
1,484	Bank of America Corp	1,322,615
283	GMAC Inc ‡	219,970
9,608	Sovereign Capital Trust IV	303,853
		$1,846,438

Household Goods --- 0.31%
31,225	Newell Financial Trust Inc	1,092,875
		$1,092,875

Oil & Gas --- 0.08%
415	Chesapeake Energy Corp	31,696
7,000	El Paso Energy Capital Trust I	253,750
		$285,446

Personal Loans --- 0.47%
36,883	Ford Motor Co Capital Trust II †	1,625,157
		$1,625,157

Real Estate --- 0.01%
2,000	FelCor Lodging Trust Inc ††	39,375
		$39,375

Telephone & Telecommunications --- 0.22%
1,070	Lucent Technologies Capital Trust 1	770,400
		$770,400

Utilities --- 0.01%
181	MDU Resources Group Inc	17,970
300	Xcel Energy Inc	20,340
		$38,310

TOTAL PREFERRED STOCK --- 1.97%		$6,879,483
(Cost $6,669,636)

STOCK WARRANTS

Shares		Value ($)

Pharmaceuticals --- 0.14%
22,934	Valeant Pharmaceuticals International †† ~	474,275

TOTAL STOCK WARRANTS --- 0.14%		$474,275
(Cost $0)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

14,870,000	Federal Home Loan Bank	14,870,000
	0.00% July 1, 2010

TOTAL SHORT-TERM INVESTMENTS --- 4.26%		$14,870,000
(Cost $14,870,000)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

4,319,781	Bank of America LLC	4,319,781
	Repurchase Agreement
	0.05% July 1, 2010
4,319,781	BNP Paribas Securities Corp	4,319,781
	Repurchase Agreement
	0.04% July 1, 2010
4,861,536	Barclays Capital Inc	4,861,535
	Repurchase Agreement
	0.01% July 1, 2010
4,319,781	Household Bank Securities Inc	4,319,781
	Repurchase Agreement
	0.01% July 1, 2010

TOTAL SECURITIES LENDING COLLATERAL --- 5.11%		$17,820,878
(Cost $17,820,878)

OTHER ASSETS & LIABILITIES --- (3.52%)		$(12,290,318)

TOTAL NET ASSETS --- 100%		$348,805,621
(Cost $351,992,736)

Legend

*	Security in default at June 30, 2010.
@	Security in bankruptcy at June 30, 2010.
†	A portion or all of the security is on loan at June 30, 2010.
~	Illiquid security
‡	Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.
§	Represents the current interest rate for variable rate security.
**	For zero coupon bonds, the interest rate shown is the effective yield on date of purchase.
††	Non-income Producing Security
‡‡	Security has no market value at June 30, 2010.

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets.
See Notes to Financial Statements.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Loomis Sayles Bond Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2009 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/09)	(06/30/10)	(12/31/09-06/30/10)

Actual	$1,000.00	$1,040.70	$4.55

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.33	$4.51

*Expenses are equal to the Portfolio's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Availability of Quarterly Portfolio Schedule.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approvals

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), at a meeting held on April 26, 2010 (the "Meeting"), approved the continuation of (i) with respect to each of the Fund's Portfolios, the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and (ii) with respect to the Portfolios that are also sub-advised, as indicated below, the investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund, MCM and the following Sub-Advisers:

Sub-Adviser	Portfolio(s)
Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio
Federated Investment Management Company	Maxim Federated Bond Portfolio
Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio
Invesco Advisers, Inc.* (formerly known as Invesco Institutional (N.A.), Inc.)	Maxim Invesco ADR Portfolio Maxim Small-Cap Value Portfolio
Franklin Advisers, Inc.	Maxim Global Bond Portfolio
Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio
Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio
Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio Maxim MFS International Value Portfolio
Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500 Index® Portfolio
Putnam Investment Management, LLC	Maxim Putnam High Yield Bond Portfolio
Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio
T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio
*
At the close of business on December 31, 2009, Invesco Global Asset Management (N.A.), Inc., former Sub-Adviser to the Maxim Invesco ADR Portfolio, merged into Invesco Institutional (N.A.), Inc., which was renamed Invesco Advisers, Inc.

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations.  MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.  In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval.  Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security.  MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 23, 2010, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements").  The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole.  Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers.  Among other things, the Board considered each adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios.  The Board also considered each adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser's practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.  Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser's communications with the Board, as well as the adviser's responsiveness to the Board, was taken into account.  The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio.  The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds.  For Portfolios other than the Fund's "Index Portfolios" (comprised of the Maxim Bond Index Portfolio, Maxim Index 600 Portfolio, Maxim Stock Index Portfolio, and Maxim S&P 500 Index Portfolio), this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2009, calendar year returns for the five-year period ended December 31, 2009, and risk-adjusted performance measures.  In addition, except for the Index Portfolios and the Fund's "Asset Allocation Portfolios" (comprised of the Maxim Profile Portfolios, Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundation Lifetime Portfolios, and Maxim SecureFoundation Balanced Portfolio), for which Morningstar performance information is not provided, this information also included the Portfolios' Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category.  The Board also considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and asset class from within, to the extent applicable, the Portfolio's Morningstar category.  In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Asset Allocation Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter's performance is, in turn, based on a composite of the Portfolio's 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating.  For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio's long-term rolling analysis.  In this regard, the Board noted that the Maxim Ariel Small-Cap Value Portfolio, Maxim Ariel MidCap Value Portfolio, Maxim MFS International Value Portfolio, Maxim Putnam High Yield Bond Portfolio, and Maxim Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance.

With regard to the Ariel Portfolios, the Board considered the factors attributing to the Portfolios' performance, the current market for the Portfolios' shares, and the Portfolios' position in the Fund's overall Portfolio lineup. The Board noted that the Portfolios had performed significantly better than the median fund performance for funds within their Morningstar categories over the most recent calendar-year period, and concluded that, despite the Portfolios' underperformance over the long-term, there is a market for the Portfolios' shares.  With regard to the Maxim MFS International Value Portfolio, the Board noted that MFS replaced the Portfolio's previous Sub-Adviser in September 2009, and concluded that, in light of the Portfolio's competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio.  Similarly, with respect to the Maxim Putnam High Yield Bond Portfolio, the Board noted that Putnam had replaced the Portfolio's previous Sub-Adviser in August 2009, and concluded that, in light of the Portfolio's competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio.  With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio's performance, changes in the management of the Sub-Adviser, and the short-term and long-term performance of the Portfolio.  The Board also took into consideration its discussion with management regarding monitoring the Portfolio's performance, and concluded that the Portfolio's performance was being addressed.  As to the remaining Portfolios (other than the Index Portfolios and Asset Allocation Portfolios), the Board determined that it was satisfied with investment performance.

The Board reviewed the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track, and concluded that it was satisfied with the investment performance of the Index Portfolios.  The Board also reviewed, to the extent available, the performance of each Asset Allocation Portfolio as compared against the performance of similarly managed funds.  Based on the information provided, the Board concluded that it was satisfied with the investment performance of the Maxim Profile Portfolios.  With respect to the Maxim Lifetime Asset Allocation Portfolios, the Board noted that these Portfolios had commenced operations on May 1, 2009, and concluded that, in light of the Portfolios' short track record, the Board was generally satisfied with the management of these Portfolios.  With regard to the Maxim SecureFoundation Lifetime Portfolios and Maxim SecureFoundation Balanced Portfolio, the Board noted that no performance information was provided for their consideration as these Portfolios had only recently commenced operations.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and, to the extent available, the Sub-Advisers from their relationships with the Portfolios.  With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers.  In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index Portfolios and Asset Allocation Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range.  The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index Portfolios and Asset Allocation Portfolios) were generally comparable to the annual expense ratios of similar funds, although some Portfolios had expense ratios that were at the higher end in comparison to the similar funds, including the Maxim Small-Cap Value Portfolio, Maxim MidCap Value Portfolio, Maxim Global Bond Portfolio, and Maxim Putnam High Yield Bond Portfolio.  The Board further noted that the Portfolios' expense ratios were near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar fund category.  Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the risks assumed by MCM in connection with those Maxim accounts and the similarly managed institutional accounts, as presented by MCM.

With respect to the Index Portfolios and Profile Portfolios, the Board noted that the Portfolios' total expense ratios were within the range of those of similar funds, even though some Portfolios had expense ratios that were at the higher end of the range, including the Maxim Bond Index Portfolio and Maxim S&P 500 Portfolio.  With regard to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the generally result of arms-length negotiations given that, with the exception of Putnam, none of the Sub-Advisers is an affiliate of MCM.

As for the Lifetime Portfolios, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range.  The Board also noted that the total annual operating expense ratios of the Lifetime Portfolios were higher in comparison to the expense ratios of similar funds.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers.  The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers.  In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose.  The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses.  Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets.   Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board.  In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio's brokerage to such brokers.  The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.  The Board also considered the extent to which the Profile Portfolios may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments.  Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.  The Board concluded that the Portfolios' management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not required in filing.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.
By:	/s/ M.T.G. Graye

M.T.G. Graye
President & Chief Executive Officer

Date:	August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye

M.T.G. Graye
President & Chief Executive Officer

Date:	August 20, 2010

By:	/s/ M.C. Maiers

M.C. Maiers
Chief Financial Officer, Treasurer & Investment Operations Compliance Officer
Date:	August 20, 2010